Investments held at fair value - Schedule of Investments Held at Fair Value (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments held at fair value [Line Items]
Beginning balance		$ 251,892	$ 493,888
Loss realised on sale of investments as a result of written call option		(265)	(29,303)
Cash purchase of Vor preferred shares		0	5,000	$ 500
Loss – change in fair value through profit and loss			(32,060)
Gain – change in fair value through profit and loss		77,945
Ending balance		317,841	251,892	493,888
Gelesis
Investments held at fair value [Line Items]
Gelesis Earn-out Shares received in the SPAC exchange			14,214
Exchange of Gelesis preferred shares to Gelesis common shares			(92,303)
Investment in Gelesis 2023 Warrants		1,121
Vedanta
Investments held at fair value [Line Items]
Investment in Vedanta preferred shares – Vedanta deconsolidation		20,456
Sonde
Investments held at fair value [Line Items]
Investment in Vedanta preferred shares – Vedanta deconsolidation			11,168
Karuna and Vor
Investments held at fair value [Line Items]
Sale of Karuna and Vor shares			(118,710)
Karuna
Investments held at fair value [Line Items]
Sale of Karuna and Vor shares		$ (33,309)
Loss realised on sale of investments as a result of written call option	$ (29,303)			$ (20,925)
Akili
Investments held at fair value [Line Items]
Cash purchase of Vor preferred shares			$ 5,000